UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Archer Capital Management, L.P.
Address: 570 Lexington Avenue
         40th Floor
         New York, New York  10022

13F File Number:  028-14196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eric Edidin
Title:     Managing Member of the General Partner
Phone:     212.319.2775

Signature, Place, and Date of Signing:

 /s/ Eric Edidin     New York, New York/USA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $625,153 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALERE INC                      PERP PFD CONV SE 01449J204     3133    16925 SH       SOLE                    16925
AUGUSTA RES CORP               COM NEW          050912203    10792  4404943 SH       SOLE                  4404943
BLUE WOLF MONGOLIA HOLDINGS    *W EXP 07/20/201 G11962118      125   500000 SH       SOLE                   500000
BLUE WOLF MONGOLIA HOLDINGS    SHS              G11962100     4970   500000 SH       SOLE                   500000
DANA HLDG CORP                 COM              235825205    26674  1708794 SH       SOLE                  1708794
EXIDE TECHNOLOGIES             FRNT 9/1         302051AL1     9818 10500000 SH       SOLE                 10500000
FAIRPOINT COMMUNICATIONS INC   COM NEW          305560302    14892  1873232 SH       SOLE                  1873232
GLOBAL EAGLE ACQUISITION COR   *W EXP 05/13/201 37951D110     1101  1487500 SH       SOLE                  1487500
GLOBAL EAGLE ACQUISITION COR   COM              37951D102     8848   887500 SH       SOLE                   887500
HEADWATERS INC                 COM              42210P102    18911  2209227 SH       SOLE                  2209227
LEAR CORP                      COM NEW          521865204    28879   616537 SH       SOLE                   616537
LUMOS NETWORKS CORP            COM              550283105    21310  2126729 SH       SOLE                  2126729
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105    61237  1344102 SH       SOLE                  1344102
MGIC INVT CORP WIS             COM              552848103     3503  1316922 SH       SOLE                  1316922
PRIMUS TELECOMMUNICATIONS GR   COM              741929301    11681  1074581 SH       SOLE                  1074581
RENT A CTR INC NEW             COM              76009N100    14539   423127 SH       SOLE                   423127
RETAIL OPPORTUNITY INVTS COR   *W EXP 10/23/201 76131N119      125   141000 SH       SOLE                   141000
SAIC INC                       COM              78390X101    16213  1432239 SH       SOLE                  1432239
SPDR S&P 500 ETF TR            TR UNIT          78462F103   332670  2336000 SH  PUT  SOLE                  2336000
TMS INTL CORP                  CL A             87261Q103     6071   484925 SH       SOLE                   484925
TRIO MERGER CORP               COM              896697109     4955   500000 SH       SOLE                   500000
TRONOX LTD                     SHS CL A         Q9235V101     2531   138700 SH       SOLE                   138700
UNIVERSAL BUSINESS PMT SOL A   COM              913384103      429   875000 SH       SOLE                   875000
VIASYSTEMS GROUP INC           COM PAR$.01      92553H803      246    20185 SH       SOLE                    20185
W P CAREY INC                  COM              92936U109    19814   379946 SH       SOLE                   379946
XERIUM TECHNOLOGIES INC        COM NEW          98416J118     1686   552759 SH       SOLE                   552759